Insurance services - Summary of Bank's Liabilities on Policies in Force on the Consolidated Balance Sheet (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Separate Accounts Disclosure [Abstract]
Liability for Future Policy Benefits	₨ 1,671,384.1	$ 20,055.0
Policyholder Account Balances	85,430.1	1,025.1
Other Policy Liabilities Payable	7,164.9	86.0
Total	₨ 1,763,979.1	$ 21,166.1	₨ 0.0